Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	27 Months Ended	28 Months Ended	42 Months Ended	47 Months Ended	50 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000253738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000066393
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000051120
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000102898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000076451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000146000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000138289
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000236336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000240390
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000232971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000024980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000231316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000082390
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000070695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000102897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000127738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000088891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000081187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000047031
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000102386
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000064328
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000244874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000158570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000105866
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000114511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000092114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000047032
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000098930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000037682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000051121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000066397
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000253738
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%	7.82%
Without Sales Load [Member] | C000066393
Average Annual Return [Line Items]
Average Annual Return, Percent	68.50%							7.67%	6.62%
Without Sales Load [Member] | C000051120
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%							1.04%	6.64%
Without Sales Load [Member] | C000102898
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.62%)							12.25%	9.73%
Without Sales Load [Member] | C000076451
Average Annual Return [Line Items]
Average Annual Return, Percent	53.82%							(1.41%)	8.41%
Without Sales Load [Member] | C000146000
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%							1.66%	2.30%
Without Sales Load [Member] | C000138289
Average Annual Return [Line Items]
Average Annual Return, Percent	58.93%							(0.26%)	1.54%
Without Sales Load [Member] | C000236336
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%				7.52%
Without Sales Load [Member] | C000240390
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%			4.56%
Without Sales Load [Member] | C000232971
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.95%)					4.03%
Without Sales Load [Member] | C000024980
Average Annual Return [Line Items]
Average Annual Return, Percent	155.57%							20.66%	21.29%
Without Sales Load [Member] | C000231316
Average Annual Return [Line Items]
Average Annual Return, Percent	79.63%						3.63%
Without Sales Load [Member] | C000082390
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.92%)							8.55%	1.61%
Without Sales Load [Member] | C000070695
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%							(1.26%)	1.37%
Without Sales Load [Member] | C000102897
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%							1.90%	4.77%
Without Sales Load [Member] | C000127738
Average Annual Return [Line Items]
Average Annual Return, Percent	37.28%							7.04%	8.73%
Without Sales Load [Member] | C000088891
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%							0.81%	3.04%
Without Sales Load [Member] | C000081187
Average Annual Return [Line Items]
Average Annual Return, Percent	173.25%							17.86%	21.35%
Without Sales Load [Member] | C000047031
Average Annual Return [Line Items]
Average Annual Return, Percent	32.88%							(3.52%)	10.19%
Without Sales Load [Member] | C000102386
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%							2.49%	4.07%
Without Sales Load [Member] | C000064328
Average Annual Return [Line Items]
Average Annual Return, Percent	34.72%							12.19%	11.36%
Without Sales Load [Member] | C000244874
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.37%)		6.87%
Without Sales Load [Member] | C000158570
Average Annual Return [Line Items]
Average Annual Return, Percent	38.75%							12.11%	9.67%
Without Sales Load [Member] | C000105866
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%							14.67%	(4.45%)
Without Sales Load [Member] | C000114511
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%							3.78%	5.53%
Without Sales Load [Member] | C000092114
Average Annual Return [Line Items]
Average Annual Return, Percent	92.05%							4.69%	9.31%
Without Sales Load [Member] | C000047032
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%							(18.92%)	(3.61%)
Without Sales Load [Member] | C000098930
Average Annual Return [Line Items]
Average Annual Return, Percent	215.15%							(21.72%)	(3.98%)
Without Sales Load [Member] | C000037682
Average Annual Return [Line Items]
Average Annual Return, Percent	47.16%							18.21%	19.77%
Without Sales Load [Member] | C000051121
Average Annual Return [Line Items]
Average Annual Return, Percent	55.94%							22.99%	13.76%
Without Sales Load [Member] | C000066397
Average Annual Return [Line Items]
Average Annual Return, Percent	62.42%							2.85%	3.75%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	7.15%	2.80%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%							14.42%	14.82%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Average Annual Return, Percent	8.05%							(2.41%)	1.11%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	7.15%				3.53%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%			22.25%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%					11.16%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%						9.07%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
ICE BofA Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Index
Average Annual Return, Percent	8.08%							(2.52%)	1.02%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Average Annual Return, Percent	8.05%							(2.41%)	1.11%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%							14.42%	14.82%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		22.49%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	7.15%							(0.42%)	2.01%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%							11.19%	11.72%
J.P. Morgan CLOIE Balanced Mezzanine Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CLOIE Balanced Mezzanine Index
Average Annual Return, Percent	7.10%	7.92%
MVIS® GDP Africa Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> GDP Africa Index
Average Annual Return, Percent	69.57%							10.65%	8.85%
MVIS® Global Agribusiness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Agribusiness Index
Average Annual Return, Percent	15.15%							1.23%	6.70%
MVIS® US Business Development Companies Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Business Development Companies Index
Average Annual Return, Percent	(4.45%)							11.93%	9.44%
MVIS® Brazil Small-Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Brazil Small-Cap Index
Average Annual Return, Percent	54.99%							(0.68%)	9.12%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%							14.42%	14.82%
FTSE Chinese Broad Bond 0-10 Years Diversified Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Chinese Broad Bond 0-10 Years Diversified Select Index
Average Annual Return, Percent	6.46%							2.50%	3.17%
ChiNext Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ChiNext Index
Average Annual Return, Percent	58.91%							(0.03%)	3.02%
J.P. Morgan CLO IG Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CLO IG Index
Average Annual Return, Percent	5.70%				7.37%
J.P. Morgan Collateralized Loan Obligation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Collateralized Loan Obligation Index
Average Annual Return, Percent	5.87%				7.75%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	15.77%			7.14%
UBS CM Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	UBS CM Commodity Index
Average Annual Return, Percent	9.55%			5.61%
MVIS® Digital India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Digital India Index
Average Annual Return, Percent	(7.20%)					6.01%
MarketVector™ Global Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MarketVector™ Global Gold Miners Index
Average Annual Return, Percent	157.39%							21.13%	21.79%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Average Annual Return, Percent	158.28%							21.22%	21.83%
MVIS® Global Clean-Tech Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Clean-Tech Metals Index
Average Annual Return, Percent	80.44%						4.14%
Market Grader India All-Cap Growth Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Market Grader India All-Cap Growth Leaders Index
Average Annual Return, Percent	(4.10%)							9.87%	2.56%
MVIS® Indonesia Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Indonesia Index
Average Annual Return, Percent	13.50%							(1.00%)	1.67%
ICE BofA ML Global ex-US Issuers High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA ML Global ex-US Issuers High Yield Constrained Index
Average Annual Return, Percent	13.08%							2.34%	5.33%
BlueStar® Israel Global Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Israel Global Index
Average Annual Return, Percent	37.93%							7.54%	9.16%
JPMorgan GBI-EMG Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan GBI-EMG Core Index
Average Annual Return, Percent	19.00%							0.98%	3.46%
MVIS® Global Junior Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Junior Gold Miners Index
Average Annual Return, Percent	176.50%							18.67%	21.87%
MVIS® Global Low Carbon Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Low Carbon Energy Index
Average Annual Return, Percent	33.32%							(3.22%)	10.52%
MVIS® US Mortgage REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Mortgage REITs Index
Average Annual Return, Percent	12.96%							2.28%	4.08%
MarketVector™ Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MarketVector™ Global Natural Resources Index
Average Annual Return, Percent	34.79%							12.26%	11.45%
MarketVector™ US Listed Office and Commercial REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MarketVector™ US Listed Office and Commercial REITs Index
Average Annual Return, Percent	(10.03%)		7.34%
MVIS® Global Oil Refiners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Oil Refiners Index
Average Annual Return, Percent	39.39%							12.20%	9.67%
MVIS® US Listed Oil Services 25 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Oil Services 25 Index
Average Annual Return, Percent	6.77%							14.92%	(4.49%)
ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index
Average Annual Return, Percent	9.12%							4.07%	5.63%
MVIS® Global Rare Earth/Strategic Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Rare Earth/Strategic Metals Index
Average Annual Return, Percent	90.39%							4.77%	8.90%
MarketVector™ Global Steel Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MarketVector™ Global Steel Index
Average Annual Return, Percent	48.36%							19.15%	20.44%
NYSE Arca Steel Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Arca Steel Index
Average Annual Return, Percent	46.43%							18.83%	20.28%
MVIS® Global Uranium & Nuclear Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Uranium & Nuclear Energy Index
Average Annual Return, Percent	55.82%							23.01%	13.53%
MarketVector™ Vietnam Local Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MarketVector™ Vietnam Local Index
Average Annual Return, Percent	64.05%							3.95%	4.64%